Nature of operations and reorganizations - Business combination (Details) - Business Combination ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)
Nature of operations and reorganizations
Equity interests (as a percent)	100.00%	100.00%
Business combination consideration transferred	¥ 173,274	$ 24,362